CONVERTIBLE NOTE PAYABLE (Details)	0 Months Ended				9 Months Ended	12 Months Ended
	Aug. 26, 2013 USD ($)	Aug. 26, 2013 CAD	Oct. 20, 2012 USD ($)	Oct. 20, 2012 CAD	Sep. 30, 2013 USD ($)	Dec. 31, 2012 USD ($)
CONVERTIBLE NOTE PAYABLE [Abstract]
Convertible note, face amount	$ 13,577	14,000	$ 20,102	20,000
Convertible note, interest rate			20.00%	20.00%
Shares issued at conversion			100,000	100,000
Maturity date	Aug. 26, 2014	Aug. 26, 2014	Dec. 31, 2013	Dec. 31, 2013
Convertible note payable					19,396	20,102
Accrued interest					$ 4,000	$ 4,000